Derivative Financial Instruments Derivatives Not Designated as Hedging Relationships (Details) (Other Income (Expense) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income (Expense) [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Foreign exchange forward contracts	$ (2,022)	$ 665	$ (1,656)